Financial liabilities - Additional Information (Details) € in Thousands, $ in Thousands		12 Months Ended
	Apr. 16, 2020 EUR (€)	Dec. 31, 2025 EUR (€) Loan	Dec. 31, 2024 EUR (€)	Apr. 16, 2020 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities		€ 470,874	€ 434,605
Agreement maturity period	3 years
Number of bank loans | Loan		3
Repayment of notes		€ 56,893
Bank loans		375,292	312,249
Debt equity amount		€ 455,146	412,069
Banca Monte Dei Paschi
Disclosure of financial liabilities [line items]
Number of bank loans | Loan		1
Bank loans principal amount		€ 20,000
Borrowing tenor		5 years
Borrowing pre-amortization period		3 years
Borrowing amortization period		2 years
Banco BPM
Disclosure of financial liabilities [line items]
Number of bank loans | Loan		1
Bank loans principal amount		€ 50,000
Borrowing tenor		6 years
Borrowing pre-amortization period		18 months
Borrowing amortization period		54 months
Banca BNP-BNL
Disclosure of financial liabilities [line items]
Number of bank loans | Loan		1
Bank loans principal amount		€ 50,000
Bank loans principal overall amount		€ 100,000
Borrowing tenor		6 years
Borrowing pre-amortization period		2 years
Borrowing amortization period		4 years
Cassa Depositi e Prestiti
Disclosure of financial liabilities [line items]
Bank loans principal undrawn amount		€ 50,000
Borrowing tenor		6 years
Borrowing pre-amortization period		2 years
Borrowing amortization period		4 years
Bank Loans
Disclosure of financial liabilities [line items]
Bank loans principal amount		€ 120,000
Net debt on EBITDA ratio		3.5
Net debt on EQUITY ratio		2
Debt equity amount		€ 375,292	312,249
Bank Loan One
Disclosure of financial liabilities [line items]
Net debt on EBITDA ratio		4
PGIM, Inc.
Disclosure of financial liabilities [line items]
Principal amount of notes issue | $				$ 69,540
Notes issued	€ 50,000
Borrowings, maturity	April 16, 2028
Fixed Interest Rate	1.40%			1.40%
Balance outstanding		€ 49,853	€ 49,790
Repayment of notes	€ 25,000
Net debt on EBITDA ratio		3.5
Net debt on EQUITY ratio		2